SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details)			3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 13, 2021 USD ($) $ / shares	Jun. 22, 2021 USD ($) $ / shares	Sep. 30, 2021 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($) truck	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jan. 01, 2020 USD ($)
Restricted Cash and Cash Equivalents Items [Line Items]
Number of reporting units | truck					2
Cash and cash equivalents			$ 586,986,000	$ 586,986,000	$ 840,913,000	$ 85,688,000		$ 907,530,000	$ 698,386,000
Restricted cash and cash equivalents – current			0	0	4,365,000	0		10,952,000	8,896,000
Restricted cash and cash equivalents – non-current			0	0	4,000,000	4,144,000		4,000,000	0
Deposits					300,000	0
Goodwill impairment					0	0	$ 0
Impairment of indefinite-lived intangible assets					0	0	0
Impairment of long-lived assets held-for-use						0	0
Advertising expense					700,000	2,500,000	200,000
Foreign currency loss					800,000	0	0
Finance lease asset					31,463,000
Finance lease, liability			25,100,000	25,100,000	15,026,000
Accumulated deficit			1,091,196,000	1,091,196,000	560,174,000	188,480,000		$ 417,938,000	$ 338,234,000
Debt obligations					$ 31,161,000
Derivative liability			7,386,000	7,386,000
Reclassification from mezzanine equity to equity after elimination of put right			5,532,000	5,532,000
Trademarks
Restricted Cash and Cash Equivalents Items [Line Items]
Useful life					12 years
Warrant Liability
Restricted Cash and Cash Equivalents Items [Line Items]
Change in estimated fair value					$ 0	(3,300,000)	$ 3,500,000
Mandatorily Redeemable Preferred Stock
Restricted Cash and Cash Equivalents Items [Line Items]
Change in estimated fair value			0	1,300,000
Cumulative Effect, Period of Adoption, Adjustment
Restricted Cash and Cash Equivalents Items [Line Items]
Finance lease asset										$ 34,800,000
Finance lease, liability										$ 16,000,000.0
Accumulated deficit					800,000
Net Assets					32,400
Financing liability					12,800
Pinal Land Holdings, LLC
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and cash equivalents – non-current					$ 4,000,000.0	0
Minimum | Licenses
Restricted Cash and Cash Equivalents Items [Line Items]
Useful life					5 years
Maximum | Licenses
Restricted Cash and Cash Equivalents Items [Line Items]
Useful life					7 years
Money Market
Restricted Cash and Cash Equivalents Items [Line Items]
Cash and cash equivalents			539,000,000.0	539,000,000.0	$ 827,100,000	73,000,000.0
Restricted cash and cash equivalents – current					4,100,000
Restricted cash and cash equivalents – non-current			$ 0	$ 0	$ 8,400,000	$ 4,100,000
Wabash Valley Resources
Restricted Cash and Cash Equivalents Items [Line Items]
Equity method investment, ownership percentage		20.00%
Sale of stock, price per share (in dollars per share) | $ / shares		$ 14.86
Common stock issued for investment in affiliates including common stock subject to Put Right		$ 13,200,000
Wabash Valley Resources | Put Option
Restricted Cash and Cash Equivalents Items [Line Items]
Common stock issued for investment in affiliates including common stock subject to Put Right		3,200,000
Wabash Valley Resources Amended MIPA
Restricted Cash and Cash Equivalents Items [Line Items]
Sale of stock, price per share (in dollars per share) | $ / shares	$ 14.86
Sale of stock, consideration received on transaction		$ 10,000,000.0
First price differential threshold	15 days
Second price differential threshold	5 days
Percentage of closing stock consideration	50.00%
Debt obligations	$ 10,000,000.0
Reclassifications of temporary to permanent equity	13,200,000
Derivative liability	7,700,000
Reclassification from mezzanine equity to equity after elimination of put right	$ 5,500,000